Share-based Compensation - Schedule of Assumptions Used (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Expected term in years	5 years	5 years	5 years
Expected stock price volatility	51.20%	39.10%	43.80%
Risk-free interest rate	0.36%	1.69%	2.53%
Expected dividend yield	0.00%	0.00%	0.00%
Estimated fair value per option granted (in dollars per share)	$ 0.66	$ 0.36	$ 0.32